Schedule of hierarchy levels of fair value (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Warrant liability	$ 242,322	$ 49,894
Convertible debt	7,478,486	7,250,603
Publisher advance	117,323	1,490,648
Promissory notes receivable		576,528
Investment at FVTPL	2,629,851	2,629,851
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt
Publisher advance
Promissory notes receivable
Investment at FVTPL
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability	242,322	49,894
Convertible debt
Publisher advance
Promissory notes receivable
Investment at FVTPL
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt	7,478,486	7,250,603
Publisher advance	117,323	1,490,648
Promissory notes receivable		576,528
Investment at FVTPL	$ 2,629,851	$ 2,629,851